Cash and Due from Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and Due from Banks [Line Items]
Cash and cash equivalents	₩ 2,617,231	₩ 1,792,527
Due from banks:
Deposits	5,045,513	4,064,408
Reserve deposits	2,360,416	8,689,515
Time deposits	4,137,501	4,415,076
Other	3,202,789	3,721,126
Due From Banks, total	14,746,219	20,890,125
Allowance for credit losses	₩ (14,824)	(14,054)
Cash and due from banks		22,668,598
Domestic currency
Cash and Due from Banks [Line Items]
Cash and cash equivalents		1,792,527
Due from banks:
Deposits		0
Reserve deposits		8,689,515
Time deposits		1,361,612
Other		3,023,087
Due From Banks, total		13,074,214
Foreign currency
Cash and Due from Banks [Line Items]
Cash and cash equivalents		0
Due from banks:
Deposits		4,064,408
Reserve deposits		0
Time deposits		3,053,464
Other		698,039
Due From Banks, total		₩ 7,815,911